Parent Company Financial Statements (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Securities Available-for-Sale, at Fair Value	$ 612,569		$ 587,602	$ 516,844
Other Assets	12,746		62,252	61,115
TOTAL ASSETS	2,010,612		2,006,300	1,873,767	1,375,888
Liabilities
Borrowings	175,640		161,006	130,993
TOTAL LIABILITIES	1,828,751		1,821,274	1,706,157
SHAREHOLDERS' EQUITY
Common Stock	12,667		12,637	12,594
Additional Paid-in Capital	95,766		95,617	95,039
Retained Earnings	74,967		66,421	49,434
Accumulated Other Comprehensive Income	(1,539)	8,115	10,351	10,543
TOTAL SHAREHOLDERS' EQUITY	181,861		185,026	167,610	121,534	113,549
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,010,612		2,006,300	1,873,767
Parent Company [Member]
Assets
Cash			29,499	21,822
Securities Available-for-Sale, at Fair Value			733	684
Investment in Subsidiary Bank			184,093	176,707
Investment in Non-banking Subsidiaries			4,064	2,980
Other Assets			6,245	5,357
TOTAL ASSETS			224,634	207,550
Liabilities
Borrowings			35,624	36,974
Other Liabilities			3,984	2,966
TOTAL LIABILITIES			39,608	39,940
SHAREHOLDERS' EQUITY
Common Stock			12,637	12,594
Additional Paid-in Capital			95,617	95,039
Retained Earnings			66,421	49,434
Accumulated Other Comprehensive Income			10,351	10,543
TOTAL SHAREHOLDERS' EQUITY			185,026	167,610
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY			$ 224,634	$ 207,550